Note 9 - Warrant Liability	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial liabilities [text block]
NOTE
9:
WARRANT LIABILITY

On
May 7, 2015,
the Company issued
4,820,000
warrants in conjunction with a private placement (Note
13
(b) (ii)). The warrants have an expiry period of
3
years from date of issuance and an exercise price of
$0.05
CDN per common share.

The warrants were valued at
$189
at the time of issuance and were revalued at
$67
as at
December 31, 2016
and
$29
as at
December 31, 2017.
A gain of
$38
was recorded in the consolidated statement of comprehensive loss for the year ended
December 31, 2017 (
2016
-
$45
). The Black-Scholes option pricing model was used to measure the derivative warrant liability with the following assumptions:

	May 7, 2015	December 31, 2016	December 31, 2017
Expected life (years)	3	1.35	1.35
Risk-free interest rate	0.64%	0.87%	1.64%
Dividend yield	0.00%	0.00%	0.00%
Foreign exchange rate (USD/CAD)	0.8276	0.77	0.79
Expected volatility	222.04%	147.70%	140.00%